Supplemental disclosure of cash flow information	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Supplemental disclosure of cash flow information

15. Supplemental disclosure of cash flow information

	Three months ended		Six months ended
	June 30,		June 30,
	2024	2023	2024	2023
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	427	987	(684)	927
Inventory	501	(673)	894	(1,034)
Prepaid expenses and other current assets	368	51	248	26
Payables and accrued liabilities	565	(488)	442	(966)
Provision for restructuring and other costs	1	-	1	-
Employee future benefits	(44)	-	(44)	-
	1,818	(123)	857	(1,047)